Innovator Equity Managed 100 Buffer ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 92.7%	Shares	Value
Aerospace/Defense - 2.5%
Boeing Co. (a)	3,040	$ 657,065
General Electric Co.	2,972	1,070,128
HEICO Corp. - Class A	285	73,325
Honeywell Aerospace, Inc. (a)	1,513	312,797
Northrop Grumman Corp.	785	425,847
Rocket Lab Corp. (a)(b)	947	61,508
RTX Corp.	3,735	803,847
		3,404,517

Agriculture - 0.7%
Philip Morris International, Inc.	5,095	972,228

Auto Manufacturers - 1.9%
Ford Motor Co.	34,937	512,875
Rivian Automotive, Inc. - Class A (a)	4,326	65,842
Tesla, Inc. (a)	6,753	2,101,601
		2,680,318

Banks - 4.6%
Bank of America Corp.	19,725	1,221,964
Citizens Financial Group, Inc.	6,093	436,563
Huntington Bancshares, Inc.	24,544	418,230
JPMorgan Chase & Co.	6,875	2,418,556
Morgan Stanley	2,441	513,635
Northern Trust Corp.	2,579	469,868
Regions Financial Corp.	13,610	421,230
State Street Corp.	2,891	532,407
		6,432,453

Beverages - 0.8%
Coca-Cola Co.	12,926	1,132,188

Biotechnology - 1.4%
Alnylam Pharmaceuticals, Inc. (a)	184	37,816
Amgen, Inc.	1,792	690,207
Gilead Sciences, Inc.	5,345	695,972
Illumina, Inc. (a)	1,987	407,534
Royalty Pharma PLC - Class A	1,629	95,182
		1,926,711

Building Materials - 0.3%
Carlisle Cos., Inc.	983	353,801

Chemicals - 0.5%
LyondellBasell Industries NV - Class A	6,261	388,683
PPG Industries, Inc.	2,987	330,123
		718,806

Commercial Services - 0.4%
Affirm Holdings, Inc. (a)(b)	1,162	83,095
Moody's Corp.	927	443,458

		526,553

Computers - 8.4%
Apple, Inc.	31,348	9,683,711
Everpure, Inc. - Class A (a)	1,545	119,228
HP, Inc.	11,060	301,606
International Business Machines Corp.	2,543	568,742
NetApp, Inc.	1,254	223,839
Sandisk Corp. (a)	422	512,658
Zscaler, Inc. (a)	1,844	278,813
		11,688,597

Cosmetics/Personal Care - 0.7%
Procter & Gamble Co.	6,972	1,007,384

Distribution/Wholesale - 0.1%
Watsco, Inc. (b)	460	142,278

Diversified Financial Services - 3.5%
American Express Co.	1,379	463,689
Charles Schwab Corp.	6,766	712,054
Circle Internet Group, Inc. (a)(b)	1,330	83,271
Interactive Brokers Group, Inc. - Class A	2,276	200,265
Mastercard, Inc. - Class A	2,275	1,303,803
Nasdaq, Inc.	4,169	392,678
Tradeweb Markets, Inc. - Class A	620	62,310
Visa, Inc. - Class A	4,454	1,630,743
		4,848,813

Electric - 1.4%
Alliant Energy Corp. (b)	2,384	168,740
CMS Energy Corp.	4,862	350,015
DTE Energy Co.	2,893	410,430
Evergy, Inc.	4,364	362,256
FirstEnergy Corp.	7,108	343,387
PPL Corp.	10,205	359,318
		1,994,146

Electronics - 1.0%
Fortive Corp.	5,587	330,806
Honeywell International, Inc.	1,514	367,856
Hubbell, Inc. (b)	515	243,363
TE Connectivity PLC	2,085	428,864
		1,370,889

Engineering & Construction - 0.2%
EMCOR Group, Inc.	412	328,541

Entertainment - 0.2%
DraftKings, Inc. - Class A (a)	2,530	59,404
Flutter Entertainment PLC (a)	1,206	125,991
Warner Music Group Corp. - Class A	2,477	64,303
		249,698

Environmental Control - 0.3%
Republic Services, Inc.	1,766	371,831

Food - 0.4%
General Mills, Inc. (b)	6,300	225,225
Kraft Heinz Co.	11,860	306,581
		531,806

Gas - 0.2%
NiSource, Inc.	7,053	313,365

Healthcare-Products - 0.5%
Cooper Cos., Inc. (a)	5,047	364,999
Insulet Corp. (a)	413	68,290
Natera, Inc. (a)	332	88,896
STERIS PLC	1,031	235,480
		757,665

Healthcare-Services - 0.8%
UnitedHealth Group, Inc.	2,613	1,082,827

Home Builders - 0.2%
PulteGroup, Inc.	2,369	299,607

Household Products/Wares - 0.3%
Kimberly-Clark Corp. (b)	3,356	366,844

Insurance - 2.5%
American International Group, Inc.	5,368	421,817
Berkshire Hathaway, Inc. - Class B (a)	3,422	1,750,490
Hartford Insurance Group, Inc.	2,781	394,652
Loews Corp.	3,502	406,267
MetLife, Inc.	5,372	516,410
		3,489,636

Internet - 12.9%
Alphabet, Inc. - Class A	12,672	4,512,879
Alphabet, Inc. - Class C	10,661	3,802,246
Amazon.com, Inc. (a)	21,310	5,787,370
Coupang, Inc. (a)	6,416	104,901
Meta Platforms, Inc. - Class A	4,779	2,660,517
Netflix, Inc. (a)	8,789	630,259
Reddit, Inc. - Class A (a)	495	69,632
Spotify Technology SA (a)	552	275,967
		17,843,771

Iron/Steel - 0.2%
Reliance, Inc.	722	293,204

Leisure Time - 0.1%
Viking Holdings Ltd. (a)	1,065	111,133

Lodging - 0.7%
Hilton Worldwide Holdings, Inc.	1,467	470,159
Marriott International, Inc. - Class A	1,430	533,147
		1,003,306

Machinery-Construction & Mining - 1.8%

Bloom Energy Corp. - Class A (a)	968	199,224
Caterpillar, Inc. (b)	1,412	1,150,512
GE Vernova, Inc.	729	721,921
Vertiv Holdings Co. - Class A	1,545	373,226
		2,444,883

Machinery-Diversified - 0.6%
Dover Corp.	1,557	318,594
Westinghouse Air Brake Technologies Corp.	1,591	462,758
		781,352

Media - 0.5%
EchoStar Corp. - Class A (a)(b)	676	56,845
Walt Disney Co.	6,778	651,976
		708,821

Mining - 0.5%
Anglogold Ashanti PLC	2,141	169,824
Southern Copper Corp.	2,510	458,681
		628,505

Miscellaneous Manufacturing - 0.4%
Fabrinet (a)	154	67,053
Illinois Tool Works, Inc.	1,784	511,919
		578,972

Oil & Gas - 2.7%
Chevron Corp.	3,856	758,976
Devon Energy Corp.	8,730	393,985
ExxonMobil Holdings Corp.	10,639	1,653,726
Occidental Petroleum Corp.	7,022	400,746
Valero Energy Corp.	1,752	548,201
		3,755,634

Oil & Gas Services - 0.2%
Halliburton Co.	10,632	342,882

Packaging & Containers - 0.2%
Packaging Corp. of America	1,133	278,537

Pharmaceuticals - 5.4%
AbbVie, Inc.	5,215	1,308,652
Becton Dickinson & Co.	2,372	392,851
Cencora, Inc.	1,339	416,884
Eli Lilly & Co.	1,924	2,210,368
Johnson & Johnson	6,331	1,622,952
McKesson Corp.	515	440,938
Merck & Co., Inc.	8,172	1,063,994
		7,456,639

Pipelines - 0.3%
Cheniere Energy, Inc.	1,187	312,857
Venture Global, Inc. - Class A	7,039	94,182
		407,039

Private Equity - 0.5%

Blackstone, Inc.	4,457	569,382
Carlyle Group, Inc.	1,252	57,617
		626,999

Retail - 4.0%
Costco Wholesale Corp.	1,245	1,185,103
Ferguson Enterprises, Inc. (b)	1,349	316,111
Home Depot, Inc.	3,037	1,008,163
Lowe's Cos., Inc.	2,504	520,356
McDonald's Corp.	2,593	701,770
Ross Stores, Inc.	2,096	526,243
Walmart, Inc.	11,602	1,290,142
		5,547,888

Semiconductors - 16.3%
Advanced Micro Devices, Inc. (a)	3,960	1,885,554
Applied Materials, Inc.	656	333,032
Astera Labs, Inc. (a)	436	135,696
Broadcom, Inc.	10,336	4,023,598
Credo Technology Group Holding Ltd. (a)	724	149,861
Entegris, Inc.	2,962	352,626
GLOBALFOUNDRIES, Inc.	1,159	57,938
Intel Corp. (a)	12,449	1,122,900
KLA Corp.	5,192	949,201
Lam Research Corp.	937	274,560
Marvell Technology, Inc.	2,955	554,240
Micron Technology, Inc.	2,830	2,329,175
NVIDIA Corp.	50,146	10,066,810
Teradyne, Inc.	1,134	416,960
		22,652,151

Software - 8.9%
Adobe, Inc. (a)	2,036	509,835
Atlassian Corp. - Class A (a)	761	76,872
Autodesk, Inc. (a)	1,685	394,627
Cloudflare, Inc. - Class A (a)	559	155,950
CoreWeave, Inc. - Class A (a)	735	52,751
Datadog, Inc. - Class A (a)	2,051	549,606
Fiserv, Inc. (a)	4,252	229,353
Microsoft Corp.	15,433	7,172,024
MongoDB, Inc. (a)	232	78,295
Oracle Corp.	3,102	402,857
Palantir Technologies, Inc. - Class A (a)	4,168	512,914
Paychex, Inc.	3,866	451,703
ROBLOX Corp. - Class A (a)	8,376	298,186
Samsara, Inc. - Class A (a)	2,936	109,425
Snowflake, Inc. (a)	507	148,693
SS&C Technologies Holdings, Inc.	1,696	130,677
Strategy, Inc. - Class A (a)	875	81,620
Synopsys, Inc. (a)	1,115	433,467
Workday, Inc. - Class A (a)	2,581	413,838
Zoom Communications, Inc. - Class A (a)	746	71,668
		12,274,361

Telecommunications - 2.0%
Arista Networks, Inc. (a)	3,514	633,750
AT&T, Inc.	26,801	623,123
Cisco Systems, Inc.	12,780	1,482,352

				2,739,225

Transportation - 0.7%
CSX Corp.		13,200		665,280
Expeditors International of Washington, Inc.		1,839		308,750
				974,030
TOTAL COMMON STOCKS (Cost $114,959,310)				128,440,834

PURCHASED OPTIONS - 4.2% (a)	Notional Amount	Contracts		Value
Put Options - 4.2%
S&P 500 Index (c)(d)(e)
Expiration: 09/30/2026; Exercise Price: $7,340.00	32,205,796	43		466,335
Expiration: 12/31/2026; Exercise Price: $7,570.00	32,954,768	44		1,224,960
Expiration: 03/31/2027; Exercise Price: $7,200.00	32,954,768	44		1,086,580
Expiration: 06/30/2027; Exercise Price: $8,250.00	32,954,768	44		3,098,480
TOTAL PURCHASED OPTIONS (Cost $11,170,887)				5,876,355

REAL ESTATE INVESTMENT TRUSTS - 1.4%		Shares		Value
REITS - 1.4%
Invitation Homes, Inc.		8,359		248,430
Mid-America Apartment Communities, Inc.		2,511		332,306
Realty Income Corp.		7,643		488,158
SBA Communications Corp.		1,474		266,765
Sun Communities, Inc.		2,032		250,911
VICI Properties, Inc.		13,121		345,738
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $1,983,571)				1,932,308

RIGHTS - 0.0% (f)		Shares		Value
Diversified Financial Services - 0.0% (f)
TPG, Inc., Expires 04/08/2027, Exercise Price $3.00 (a)		1,577		16
TOTAL RIGHTS (Cost $0)				16

SHORT-TERM INVESTMENTS
INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING - 1.7%		Units		Value
Mount Vernon Liquid Assets Portfolio, LLC, 3.79% (g)		2,300,249		2,300,249
TOTAL INVESTMENTS PURCHASED WITH PROCEEDS FROM SECURITIES LENDING (Cost $2,300,249)				2,300,249

TOTAL INVESTMENTS - 100.0% (Cost $130,414,017)				138,549,762
Money Market Deposit Account - 2.0% (h)				2,713,259
Liabilities in Excess of Other Assets - (2.0)%			(0.01935)	(2,681,597)
TOTAL NET ASSETS - 100.0%				$ 138,581,424

Percentages are stated as a percent of net assets.

REIT - Real Estate Investment Trust

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of July 31, 2026. The fair value of these securities was $2,250,168.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options for further information.
(f)	Represents less than 0.05% of net assets.
(g)	The rate shown represents the 7-day annualized yield as of July 31, 2026.
(h)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of July 31, 2026 was 3.45%.

Innovator Equity Managed 100 Buffer ETF
Schedule of Written Options
July 31, 2026 (Unaudited)

WRITTEN OPTIONS - (0.2)%	Notional Amount	Contracts	Value
Call Options - (0.2)%
S&P 500 Index (a)(b)
Expiration: 08/03/2026; Exercise Price: $7,615.00	$ (43,440,376)	(58)	$ (435)
Expiration: 08/07/2026; Exercise Price: $7,570.00	(44,189,348)	(59)	(87,320)
Expiration: 08/12/2026; Exercise Price: $7,540.00	(43,440,376)	(58)	(253,170)
TOTAL WRITTEN OPTIONS (Premiums received $343,969)			$ (340,925)

Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Innovator Equity Managed 100 Buffer ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$ 128,440,834	$ –	$ –	$ 128,440,834
Purchased Options	5,876,355	–	–	5,876,355
Real Estate Investment Trusts	1,932,308	–	–	1,932,308
Rights	–	–	16	16
Investments Purchased with Proceeds from Securities Lending (a)	–	–	–	2,300,249
Total Investments	$ 136,249,497	$ –	$ 16	$ 138,549,762

Liabilities:
Investments:
Written Options	$ (340,925)	$ –	$ –	$ (340,925)
Total Investments	$ (340,925)	$ –	$ –	$ (340,925)

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)
Certain investments that are measured at fair value using the net asset value per share (or its equivalent) practical expedient have not been categorized in the fair value hierarchy. The fair value amount presented in the table is intended to permit reconciliation of the fair value hierarchy to the amounts listed in the Schedule of Investments.

Allocation of Portfolio Holdings as of July 31, 2026
(% of Net Assets)
Common Stocks	$ 128,440,834	92.7%
Purchased Options	5,876,355	4.2
Real Estate Investment Trusts	1,932,308	1.4
Rights	16	0.0 (a)
Written Options	(340,925)	(0.2)
Money Market Deposit Account	2,713,259	2.0
Investments Purchased with Proceeds from Securities Lending	2,300,249	1.7
Liabilities in Excess of Other Assets	(2,340,672)	(1.8)
	$ 138,581,424	100.0%

(a)	Represents less than 0.05% of net assets.

Fair Value Measurement Using Significant Unobservable Inputs	Level 3
Beginning balance as of October 31, 2025	$ 0
Ending balance as of July 31, 2026	$ 16
$0
Change in unrealized appreciation/depreciation still held as of July 31, 2026	$ 16